Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current taxes on income
In respect of current year	$ 39,559	$ 6,892	[1]	$ 734
In respect of prior years	0	0		1
Deferred Tax Expense Income And Adjustments For Current Tax Of Prior Periods Abstract
Creation and reversal of temporary differences	(1,579)	(2,567)	[1]	3,963
Total tax (benefit)/expense on income	$ 37,980	4,325		$ 4,698
Reclassification of deferred tax income		$ 21,000

[1]	The Group made an immaterial correction of reclassification error of $21 million in income taxes on income and deferred tax income as at December 31, 2021.